Risks and Uncertainties (Tables)	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Risks and Uncertainties

Details of the customers which accounted for 10% or more of the revenue are as follows:

	For the years ended June 30,
	2025	% revenue	2024	% revenue	2023	% revenue
Customer A	$1,765,297	27.9%	$1,694,083	29.1%	$806,316	22.8%
Customer B	846,411	13.4%	866,590	14.9%	437,083	12.4%
Customer C	749,711	11.8%	—	—%	—	—%
Customer D	269,610	4.3%	488,749	8.4%	455,273	12.9%
Customer E	173,514	2.7%	259,121	4.5%	374,026	10.6%
Customer F	—	—%	34,960	0.6%	380,343	10.7%
	$3,804,543	60.1%	$3,343,503	57.5%	$2,453,041	69.4%

Details of the customers which accounted for 10% or more of the trade receivables are as follows:

	As of June 30,
	2025	% trade receivables	2024	% trade receivables
Customer A	$382,170	28.9%	$—	—%
Customer B	199,748	15.1%	—	—%
Customer C	150,002	11.4%	—	—%
Customer D	71,196	5.4%	239,702	27.1%
Customer E	57,364	4.3%	122,395	13.9%
Customer F	21,331	1.6%	256,142	29.0%
	$881,811	66.7%	$618,239	70.0%